Exhibit 99.6 Schedule 2

Marketing ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/Morningstar)	Initial Credit Grade (DBRS/Morningstar)	Initial Property Valuation Grade (DBRS/Morningstar)	Initial Compliance Grade (DBRS/Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/Morningstar)	Final Credit Grade (DBRS/Morningstar)	Final Property Grade (DBRS/Morningstar)	Final Compliance Grade (DBRS/Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
859	XX		XX	XX	XX	XX	NJ	ATR/QM: Exempt	Loan Review Complete	03/18/2026	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Provide documentation not contained in loan file XX amount of $186: XX statement $3569; XX; HOI expired 10/XX/2025 and XX missing mortgage statement.	Document Uploaded.	03/26/2026	REO evidence provided	03/30/2026	Borrower has stable job time - Borrower has 5.19 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 760	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
859	XX		XX	XX	XX	XX	NJ	ATR/QM: Exempt	Loan Review Complete	03/18/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	03/18/2026	Borrower has stable job time - Borrower has 5.19 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 760	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
887	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/18/2026	Resolved	finding-3408	Compliance	High-Cost Mortgage Late Fee Test	This loan failed the high-cost mortgage late charges test for one of the following reasons: ( 12 CFR §1026.34(a)(8)(I) )The loan provides for a late payment fee in excess of 4% of the amount of the payment past due; oral value for the late charges amount was not provided. Any late payment charge imposed in connection with a high-cost mortgage must be specifically permitted by the terms of the loan contract or open-end credit agreement and may not exceed 4 percent of the amount of the payment past due. No such charge may be imposed more than once for a single late payment. This exception is related to the High Cost Mortgage Points and Fees Threshold test. If Discount Points are bona fide and excludable, providing the PAR (undiscounted) rate may cure the violation.	Document Uploaded.	03/24/2026	Undiscounted rate provided; exception resolved ; Undiscounted rate provided; exception resolved	03/25/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 64.52% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 740

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.52% is less than Guideline CLTV of 80%

																				Borrower has stable job time - Borrower has 20.11 years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
887	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/18/2026	Resolved	finding-3406	Compliance	High-Cost Mortgage Pre-Loan Counseling Date Test	This loan failed the high-cost mortgage pre-loan counseling date test due to one of the following findings: (12 CFR §1026.34(a)(5)(I), (ii))The loan is a 2010 RESPA loan and the High-Cost Mortgage Pre-Loan Counseling Date indicates the creditor did not receive written certification that the consumer has obtained counseling on the advisability of the mortgage after the consumer received either the good faith estimate or the disclosures required by 12 CFR §1026.40; orthel loan is a 2015 TRID loan and the High-Cost Mortgage Pre-Loan Counseling Date indicates the creditor did not receive written certification that the consumer has obtained counseling on the advisability of the mortgage after the consumer received either the initial loan estimate or the disclosures required by 12 CFR §1026.40; orthel loan is a chattel loan and the High-Cost Mortgage Pre-Loan Counseling Date indicates the creditor did not receive written certification that the consumer has obtained counseling on the advisability of the mortgage after the consumer received the disclosures required by 12 CFR §1026.32; orthel High-Cost Mortgage Pre-Loan Counseling Date was not provided; orthel High-Cost Mortgage Pre-Loan Counseling Date is on or after the closing date or estimated closing date. Certification of counseling required. A creditor shall not extend a high-cost mortgage to a consumer unless the creditor receives written certification that the consumer has obtained counseling on the advisability of the mortgage from a counselor that is approved to provide such counseling by the Secretary of the U.S. Department of Housing and Urban Development or, if permitted by the Secretary, by a State housing finance authority.(ii) Timing of counseling. The counseling required under this paragraph (a)(5) must occur after:(A) The consumer receives either the disclosure required by section 5(c) of the Real Estate Settlement Procedures Act of 1974 (12 U.S.C. 2604(c)) or the disclosures required by §1026.40; or(B) The consumer receives the disclosures required by §1026.32(c), for transactions in which neither of the disclosures listed in (A) are provided. This exception is related to the High Cost Mortgage Points and Fees Threshold test. If Discount Points are bona fide and excludable, providing the PAR (undiscounted) rate may cure the violation.	Undiscounted rate provided; exception resolved	03/25/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 64.52% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 740

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.52% is less than Guideline CLTV of 80%

																				Borrower has stable job time - Borrower has 20.11 years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
887	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/18/2026	Resolved	finding-3393	Compliance	High-Cost Mortgage Points and Fees Threshold Test	This loan failed the high-cost mortgage points and fees threshold test due to one of the following findings: ( 12 CFR §1026.32(a)(1)(ii)(A), (B) )The loan amount is $XX or more, and the transaction's total points and fees is $19,330.00, which exceeds 5 percent of the total loan amount of $XX; XX loan amount is less than $27,592.00 and the transaction's total points and fees is $19,330.00, which exceeds the lesser of 8 percent of the total loan amount of $X9 or $1,380.00. Cure required: Refund in the amount of $428.81; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery. The following fees were included in the calculation: Administration Fee $1,335.00, Loan Origination Fee $8,000.00, Discount Points $8,500.00, Underwriting Fee $1,495.00. If Discount Points are bona fide and excludable, providing the PAR (undiscounted) rate may cure the violation.

Undiscounted rate provided; exception resolved ; Undiscounted rate provided; exception resolved	03/25/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 64.52% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 740

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.52% is less than Guideline CLTV of 80%

																				Borrower has stable job time - Borrower has 20.11 years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
887	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/18/2026	Resolved	finding-3399	Compliance	High-Cost Mortgage Timing of Disclosure Test	This loan failed the high-cost mortgage timing of disclosure test due to one of the following findings: ( 12 CFR §1026.31(c) )The High-Cost Mortgage Disclosure Date indicates the creditor did not furnish the disclosure required by 12 CFR §1026.32 at least three business days prior to the consummation or account opening of a high-cost mortgage; orthel High-Cost Mortgage Disclosure Date was not provided; or Neither the consummation date nor the closing date was provided. This exception is related to the High Cost Mortgage Points and Fees Threshold test. If Discount Points are bona fide and excludable, providing the PAR (undiscounted) rate may cure the violation.	Undiscounted rate provided; exception resolved ; Undiscounted rate provided; exception resolved	03/25/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 64.52% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 740

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.52% is less than Guideline CLTV of 80%

																				Borrower has stable job time - Borrower has 20.11 years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
887	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/17/2026	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test	Documentation required to clear exception: The initial CD is missing from the loan file. The earliest CD in the file is dated 3/XX/2026 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that is was received by the consumer 3 business days prior to consummation on 3/XX/2026.

This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either's First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or "In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orthel initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(I) no later than three business days before consummation.	Document Uploaded.	03/20/2026	Initial CD provided; Exception resolved; Initial CD provided; Exception resolved	03/20/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 64.52% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 740

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.52% is less than Guideline CLTV of 80%

																				Borrower has stable job time - Borrower has 20.11 years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
887	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/17/2026	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	TILA 130b Cure Required. Refund in the amount of $8,500.00; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $8,500.00 is due to increase from $0 on the LE dated 1/XX/2026 to $8,500.00 on the final CD for the loan discount points. This violation can be cured by providing a disclosure dated within 3 business days of lock date of 03/XX/2026.
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(I))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(I).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $8,500.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(I).	Document Uploaded.	03/20/2026	Valid COC provided; exception resolved; Valid COC provided; exception resolved	03/20/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 64.52% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 740

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.52% is less than Guideline CLTV of 80%

																				Borrower has stable job time - Borrower has 20.11 years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
887	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/18/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	03/18/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 64.52% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 740

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.52% is less than Guideline CLTV of 80%

																				Borrower has stable job time - Borrower has 20.11 years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
887	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/18/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	03/18/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 64.52% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 740

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.52% is less than Guideline CLTV of 80%

																				Borrower has stable job time - Borrower has 20.11 years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
856	XX	XX	XX	XX	XX	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/18/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	03/20/2026	Borrower has stable job time - Borrower has 25.69 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 759 is greater than Guideline minimum FICO of 700

																				Qualifying DTI below max allowed. - Calculated DTI of 9.71% is less than Guideline DTI of 50%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
856	XX	XX	XX	XX	XX	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/18/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	03/20/2026	Borrower has stable job time - Borrower has 25.69 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 759 is greater than Guideline minimum FICO of 700

																				Qualifying DTI below max allowed. - Calculated DTI of 9.71% is less than Guideline DTI of 50%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
856	XX	XX	XX	XX	XX	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/18/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	03/20/2026	Borrower has stable job time - Borrower has 25.69 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 759 is greater than Guideline minimum FICO of 700

																				Qualifying DTI below max allowed. - Calculated DTI of 9.71% is less than Guideline DTI of 50%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
866	XX		XX	XX	XX	XX	SC	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/18/2026	Resolved	FCOM1621	Compliance	Missing Initial Escrow Disclosure	Initial Escrow Account Disclosure is Missing Documentation required to clear exception: Please provide the Initial Escrow Account Disclosure.	Document Uploaded.	03/27/2026	Initial Escrow Account Disclosure is Resolved	03/30/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 809 is greater than Guideline minimum FICO of 740	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
866	XX		XX	XX	XX	XX	SC	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/18/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	03/20/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 809 is greater than Guideline minimum FICO of 740	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
866	XX		XX	XX	XX	XX	SC	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/18/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	03/20/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 809 is greater than Guideline minimum FICO of 740	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
888	XX	XX	XX	XX	XX	PA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/18/2026	Resolved	FCOM1266	Compliance	Homeownership Counseling Disclosure Is Missing	Homeownership Counseling Disclosure Is Missing Documentation required to clear exception: Provide homeownership counseling disclosure that was provided to the consumer within 3-business days of application, 02.03.2026.	Document Uploaded. ; Document Uploaded.	04/01/2026	Homeownership Counseling Disclosure received - exception resolved; Documentation attached shows Homeownership Counseling disclosure was sent, however please send entire disclosure including the 10 agencies provided.	04/02/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 50.85% is less than Guideline LTV of 75%

Borrower has stable job time - Borrower has 5.25 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 732 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 27.69% is less than Guideline DTI of 50%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50.85% is less than Guideline CLTV of 75%	C	A	B	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
888	XX	XX	XX	XX	XX	PA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/18/2026	Resolved	FCOM3608	Compliance	Intent to Proceed is Missing	The intent to proceed is missing. Please provide either a signed intent to proceed document or provide the date the borrower gave the lender/broker their intent to proceed	Document Uploaded.	03/31/2026	Proof of Intent to Proceed has been provided. The intent to proceed is missing.	04/02/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 50.85% is less than Guideline LTV of 75%

Borrower has stable job time - Borrower has 5.25 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 732 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 27.69% is less than Guideline DTI of 50%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50.85% is less than Guideline CLTV of 75%	C	A	B	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
888	XX	XX	XX	XX	XX	PA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/18/2026	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Documentation required to clear exception: Please provide proof that the Affiliated Business Disclosure was provided prior to closing or provide confirmation that the lender has no affiliates.	Document Uploaded.	03/31/2026	Required Affiliated Business Disclosure Documentation Provided.; Required Affiliated Business Disclosure Documentation Provided.	04/02/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 50.85% is less than Guideline LTV of 75%

Borrower has stable job time - Borrower has 5.25 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 732 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 27.69% is less than Guideline DTI of 50%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50.85% is less than Guideline CLTV of 75%	C	A	B	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
888	XX	XX	XX	XX	XX	PA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/20/2026	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The signed consent disclosure is missing. Documentation required. 1st e-signed document in the file is dated 02.26.2026, however missing proof of e-consent dated 02.26.2026 or before.	Document Uploaded.	03/31/2026	Evidence of eConsent is provided. The eSigned documents consent is missing.	04/02/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 50.85% is less than Guideline LTV of 75%

Borrower has stable job time - Borrower has 5.25 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 732 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 27.69% is less than Guideline DTI of 50%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50.85% is less than Guideline CLTV of 75%	C	A	B	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
888	XX	XX	XX	XX	XX	PA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/18/2026	Resolved	FCRE8611	Credit	Income/Employment General	Business narrative Form is required	Document Uploaded.	03/31/2026	Narrative provided	04/01/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 50.85% is less than Guideline LTV of 75%

Borrower has stable job time - Borrower has 5.25 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 732 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 27.69% is less than Guideline DTI of 50%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50.85% is less than Guideline CLTV of 75%	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
888	XX	XX	XX	XX	XX	PA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/18/2026	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(I))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(I).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $4,334.59.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(I). TILA 130b Cure Required. Refund in the amount of $4,334.59, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The 10% tolerance violation in the amount of $4,334.59 is due to the missing Initial LE:

A Points - Loan Discount Fee - $1,875.00
A Loan Origination Fee - $1,695.00
B Appraisal Fee - $620.00
B Credit Report Fee - $54.59
B Flood Certification - Single Charge or Life of Loan - $11.00
B Tax Service Fee - $79.00

The exception is tied to the missing Initial LE issued within 3 business days of the application date of 2/XX/2026, as the earliest available LE is dated 2/XX/2026.

Please provide a copy of the initial LE dated 2/XX/2026, as referenced on the XX report (pg. 541) and any subsequent COC's as file is missing all COC's.  Additional testing will be completed.
Document Uploaded.	03/31/2026	Initial LE received - exception resolved; Initial LE received - exception resolved	04/01/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 50.85% is less than Guideline LTV of 75%

Borrower has stable job time - Borrower has 5.25 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 732 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 27.69% is less than Guideline DTI of 50%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50.85% is less than Guideline CLTV of 75%	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
888	XX	XX	XX	XX	XX	PA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/18/2026	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($2,675.00) exceed the comparable charges ($0.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures. An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(I) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). TILA 130b Cure Required. Refund in the amount of $2,675.00, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The 10% tolerance violation in the amount of $2,6750 is due to the missing Initial LE and the Written List of Service Providers:

Closing Protection Letter Fee - $125.00
Lender's Title Insurance Policy - $1,141.25
Notary Fee - $50.00
Settlement or Closing Fee - $200.00
Title - Payoff verification - $25.00
Title Copy Fee - $50.00
Title Courier Fee - $75.00
Title Cover Records - $75.00
Title Document Preparation Fee - $150.00
Title E-Recording - $10.00
Title Endorsement Fee - $450.00
Title Software Fee - $50.00
Title Wire - $25.00

The loan file is missing the Initial LE and the Written List of Service Providers, thereby requiring that Title fees are tested at 10% tolerance.  Once these documents are provided, additional testing will take place.
Document Uploaded.	03/31/2026	Initial LE and SPL received - exception resolved; Initial LE and SPL received - exception resolved	04/01/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 50.85% is less than Guideline LTV of 75%

Borrower has stable job time - Borrower has 5.25 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 732 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 27.69% is less than Guideline DTI of 50%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50.85% is less than Guideline CLTV of 75%	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
888	XX	XX	XX	XX	XX	PA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/18/2026	Resolved	finding-3515	Compliance	Initial Loan Estimate Delivery Date Test (from application)	According to the XX report, the initial Loan application date is 02/XX/2026 (pg. 541). The earliest LE in file, dated 02/XX/2026, exceeds the timing regulation. A cure requires the initial LE dated within 3 business days of 02/XX/2026. According to the XX report (pg. 541), the initial LE was issued on 02/XX/2026, but is missing from the loan file. Once the initial LE is provided, additional testing will be completed.

This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application. Therefore, if additional disclosures are entered into Compliance Analyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure. This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile pigeonite creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(I) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.	Document Uploaded.	03/31/2026	Initial LE received - exception resolved; Initial LE received - exception resolved	04/01/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 50.85% is less than Guideline LTV of 75%

Borrower has stable job time - Borrower has 5.25 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 732 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 27.69% is less than Guideline DTI of 50%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50.85% is less than Guideline CLTV of 75%	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
888	XX	XX	XX	XX	XX	PA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/18/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	03/20/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 50.85% is less than Guideline LTV of 75%

Borrower has stable job time - Borrower has 5.25 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 732 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 27.69% is less than Guideline DTI of 50%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50.85% is less than Guideline CLTV of 75%	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
880	XX		XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/20/2026	Resolved	FCRE1182	Credit	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary.	Document Uploaded.	04/02/2026	Approval/Underwriting Summary is fully present; 1008 provided	04/03/2026	Borrower has stable job time Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 735 is greater than Guideline minimum FICO of 700.	B	A	B	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
880	XX		XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/19/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	03/20/2026	Borrower has stable job time Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 735 is greater than Guideline minimum FICO of 700.	B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
880	XX		XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/20/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	03/20/2026	Borrower has stable job time Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 735 is greater than Guideline minimum FICO of 700.	B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
878	XX	XX	XX	XX	XX	NJ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/27/2026	Cured	finding-3634	Compliance	Charges That Cannot Increase Test	TILA 130b Cure Required. Refund in the amount of $1,590.00; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $1,590.00 is due to increase from $695.00 on the LE dated 1/XX/2026 to $2,285.00 on the final CD dated 3/XX/2026 for the application fee. This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(I))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(I).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $1,590.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(I).	Document Uploaded. ; Document Uploaded. PCCD Attached; Please ignore my previous comment. Still awaiting correct documents from client. ; Document Uploaded. Initial CD attached	04/07/2026	Cure package provided to the borrower; exception downgraded to a 2/B; Cure package provided is missing copy of check. Will downgraded upon receipt of the copy of the check;	04/08/2026	Qualifying DTI below max allowed. - Calculated DTI of 36.07% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 722 is greater than Guideline minimum FICO of 700

																				Borrower has stable job time - Borrower has 13.1 years on job.	D	B	C	B	B	A	A	A	D	B	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
878	XX	XX	XX	XX	XX	NJ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/27/2026	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test	Documentation required to clear exception: The initial CD is missing from the loan file. The earliest CD in the file is dated 3/XX/2026 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that is was received by the consumer 3 business days prior to consummation on 3/XX/2026. (Per the compliance report in file a CD was issued on 03/XX/2026)

This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either's First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or "In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orthel initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(I) no later than three business days before consummation.	Document Uploaded.	03/31/2026	Initial CD provided; exception resolved; Initial CD provided; exception resolved	04/02/2026	Qualifying DTI below max allowed. - Calculated DTI of 36.07% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 722 is greater than Guideline minimum FICO of 700

																				Borrower has stable job time - Borrower has 13.1 years on job.	D	B	C	A	B	A	A	A	D	B	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
878	XX	XX	XX	XX	XX	NJ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/26/2026	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XX is Less than Total Amount of Subject Lien $XX The proposed amount of insurance on the title commitment of $XX is less than the subject loan amount of $XX. Please provide a revised title commitment with sufficient coverage.	Document Uploaded.	03/31/2026	Title Coverage Amount of $XX is equal to or greater than Total Amount of Subject Lien $XX; Title provided	04/01/2026	Qualifying DTI below max allowed. - Calculated DTI of 36.07% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 722 is greater than Guideline minimum FICO of 700

																				Borrower has stable job time - Borrower has 13.1 years on job.	D	B	B	A	B	A	A	A	D	B	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
878	XX	XX	XX	XX	XX	NJ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/27/2026	Resolved	FCOM1252	Compliance	TRID: Missing Loan Estimate	Documentation required to clear exception: Per the compliance report in file, a revised LE was issued on 03/XX/2026. Provide the Loan Estimate and e-consent if electronically signed.	Document Uploaded.	03/30/2026	LE provided; exception resolved	03/31/2026	Qualifying DTI below max allowed. - Calculated DTI of 36.07% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 722 is greater than Guideline minimum FICO of 700

																				Borrower has stable job time - Borrower has 13.1 years on job.	D	B	D	A	B	A	A	A	D	B	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
878	XX	XX	XX	XX	XX	NJ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/26/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	03/27/2026	Qualifying DTI below max allowed. - Calculated DTI of 36.07% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 722 is greater than Guideline minimum FICO of 700

																				Borrower has stable job time - Borrower has 13.1 years on job.	D	B	A	A	B	A	A	A	D	B	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
879	XX		XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/25/2026	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The signed consent disclosure is missing. Documentation required. 1st e-signed document in the file is dated 01/XX/2026, however missing proof of e-consent dated 01/XX/2026 or before.	Document Uploaded.	03/30/2026	Evidence of eConsent is provided. The eSigned documents consent is missing.	03/31/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 772 is greater than Guideline minimum FICO of 700	D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
879	XX		XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/25/2026	Resolved	FCOM1266	Compliance	Homeownership Counseling Disclosure Is Missing	Homeownership Counseling Disclosure Is Missing Documentation required to clear exception: Provide homeownership counseling disclosure that was provided to the consumer within 3-business days of application 1/XX/2026.	Document Uploaded.	03/30/2026	Homeownership Counseling Disclosure Is Present or Not Applicable	03/31/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 772 is greater than Guideline minimum FICO of 700	D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
879	XX		XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/25/2026	Resolved	FCOM3608	Compliance	Intent to Proceed is Missing	The intent to proceed is missing. Please provide either a signed intent to proceed document or provide the date the borrower gave the lender/broker their intent to proceed.	Document Uploaded. ; Document Uploaded.	03/30/2026	Proof of Intent to Proceed has been provided.; Document provided was not an intent to proceed	03/31/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 772 is greater than Guideline minimum FICO of 700	D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
879	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/25/2026	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Documentation required to clear exception: Please provide proof that the Affiliated Business Disclosure was provided prior to closing or provide confirmation that the lender has no affiliates.

																Document Uploaded.	03/30/2026	Required Affiliated Business Disclosure Documentation Provided	03/31/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 772 is greater than Guideline minimum FICO of 700	D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
879	XX		XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/24/2026	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Verification of HOA dues for the Borrower’s primary residence and investment properties were not provided. Please provide documentation confirming the monthly HOA dues for each property, or a Borrower statement confirming that no HOA dues apply.	Document Uploaded.	03/30/2026	HOA explanations provided	03/31/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 772 is greater than Guideline minimum FICO of 700	D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
879	XX		XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/24/2026	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. Additional Appraiser (XX) and Appraisal Company (XX) have not been checked against the exclusionary lists.	Document Uploaded.	03/30/2026	All Interested Parties Checked against Exclusionary Lists	03/31/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 772 is greater than Guideline minimum FICO of 700	D	A	C	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
879	XX		XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/24/2026	Resolved	FCRE1202	Credit	Third Party Fraud Report Partially Provided	Third Party Fraud Report Partially Provided Fraud report provided is incomplete, as multiple pages are missing. Please provide the complete fraud report.	Document Uploaded.	03/30/2026	Third Party Fraud Report is fully present; Fraud report provided	03/31/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 772 is greater than Guideline minimum FICO of 700	D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
879	XX		XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/24/2026	Resolved	FCRE1254	Credit	Property Title Issue	Property Title Issue Missing singed HELOC closure/termination request letter or other acceptable evidence confirming the line of credit has been closed.	Document Uploaded.	03/31/2026	Property Title Issue Resolved; Evidence of HELOC closed provided	03/31/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 772 is greater than Guideline minimum FICO of 700	D	A	C	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
879	XX		XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/26/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	03/26/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 772 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
851	XX	XX	XX	XX	XX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/25/2026	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The signed consent disclosure is missing. Documentation required. 1st e-signed document in the file is dated 02/XX/2026, however missing proof of e-consent dated 02/XX/2026 or before.	Document Uploaded.	03/30/2026	Evidence of eConsent is provided.	03/30/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.04% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 63.04% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 37.55% is less than Guideline DTI of 50%

																				Borrower has stable job time - Borrower has 4.83 years on job.	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
851	XX	XX	XX	XX	XX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/25/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	03/26/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.04% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 63.04% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 37.55% is less than Guideline DTI of 50%

																				Borrower has stable job time - Borrower has 4.83 years on job.	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
851	XX	XX	XX	XX	XX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/25/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	03/26/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.04% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 63.04% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 37.55% is less than Guideline DTI of 50%

																				Borrower has stable job time - Borrower has 4.83 years on job.	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
874	XX	XX	XX	XX	XX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/26/2026	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Documentation required to clear exception: Please provide proof that the Affiliated Business Disclosure was provided prior to closing or provide confirmation that the lender has no affiliates.	Document Uploaded.	03/31/2026	Required Affiliated Business Disclosure Documentation Provided	04/02/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.01% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 58.01% is less than Guideline LTV of 80%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 802 is greater than Guideline minimum FICO of 760	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
874	XX	XX	XX	XX	XX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/25/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	03/26/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.01% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 58.01% is less than Guideline LTV of 80%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 802 is greater than Guideline minimum FICO of 760	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
874	XX	XX	XX	XX	XX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/25/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	03/26/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.01% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 58.01% is less than Guideline LTV of 80%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 802 is greater than Guideline minimum FICO of 760	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
883	XX		XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/25/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	03/26/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 782 is greater than Guideline minimum FICO of 740 Borrower has stable job time - Borrower has 2.89 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
883	XX		XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/26/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	03/26/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 782 is greater than Guideline minimum FICO of 740 Borrower has stable job time - Borrower has 2.89 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
883	XX		XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/26/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	03/26/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 782 is greater than Guideline minimum FICO of 740 Borrower has stable job time - Borrower has 2.89 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
864	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/26/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	03/26/2026	Qualifying DTI below max allowed. - Calculated DTI of 26.08% is less than Guideline DTI of 38%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 792 is greater than Guideline minimum FICO of 740

																				Borrower has stable job time - Borrower has 8.12 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
864	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/26/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	03/26/2026	Qualifying DTI below max allowed. - Calculated DTI of 26.08% is less than Guideline DTI of 38%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 792 is greater than Guideline minimum FICO of 740

																				Borrower has stable job time - Borrower has 8.12 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
864	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/26/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	03/26/2026	Qualifying DTI below max allowed. - Calculated DTI of 26.08% is less than Guideline DTI of 38%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 792 is greater than Guideline minimum FICO of 740

																				Borrower has stable job time - Borrower has 8.12 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
865	XX	XX	XX	XX	XX	WA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/26/2026	Resolved	FCRE5782	Credit	Borrower 1 Gap Credit Report is Missing	Borrower 1 Gap Credit Report is Missing	Document Uploaded.	03/30/2026	Borrower 1 Gap Credit Report is not missing.; Undisclosed debt notification provided	04/01/2026	Qualifying DTI below max allowed. - Calculated DTI of 36.76% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700

																				Borrower has stable job time - Borrower has 6.19 years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
865	XX	XX	XX	XX	XX	WA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/26/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	03/26/2026	Qualifying DTI below max allowed. - Calculated DTI of 36.76% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700

																				Borrower has stable job time - Borrower has 6.19 years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
865	XX	XX	XX	XX	XX	WA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/26/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	03/26/2026	Qualifying DTI below max allowed. - Calculated DTI of 36.76% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700

																				Borrower has stable job time - Borrower has 6.19 years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
886	XX	XX	XX	XX	XX	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/27/2026	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Documentation required to clear exception: Evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date is required, but missing from the file. If borrower waived the 3 day timing requirement, provide an executed appraisal waiver and evidence the appraisal was received the day of close.	Document Uploaded.	03/31/2026	Evidence of appraisal delivery provided.	04/01/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 35.55% is less than Guideline LTV of 75%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 35.55% is less than Guideline CLTV of 75%

Borrower has stable job time - Borrower has 8.43 years on job.

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
886	XX	XX	XX	XX	XX	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/26/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	03/30/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 35.55% is less than Guideline LTV of 75%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 35.55% is less than Guideline CLTV of 75%

Borrower has stable job time - Borrower has 8.43 years on job.

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
882	XX	XX	XX	XX	XX	DE	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/26/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	03/30/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 5.11 years on job.

																				Qualifying DTI below max allowed. - Calculated DTI of 32.33% is less than Guideline DTI of 50%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
882	XX	XX	XX	XX	XX	DE	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/26/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	03/30/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 5.11 years on job.

																				Qualifying DTI below max allowed. - Calculated DTI of 32.33% is less than Guideline DTI of 50%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
882	XX	XX	XX	XX	XX	DE	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/27/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	03/30/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 5.11 years on job.

																				Qualifying DTI below max allowed. - Calculated DTI of 32.33% is less than Guideline DTI of 50%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
858	XX	XX	XX	XX	XX	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/27/2026	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Documentation required to clear exception: Please provide proof that the Affiliated Business Disclosure was provided prior to closing or provide confirmation that the lender has no affiliates.

Document Uploaded. Lender LOX for Aff Bus Disc attached	04/02/2026	Required Affiliated Business Disclosure Documentation Provided.	04/03/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 59.14% is less than Guideline CLTV of 70%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 725 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 16.17 years on job.

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 59.14% is less than Guideline LTV of 70%	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
858	XX	XX	XX	XX	XX	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/27/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	03/30/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 59.14% is less than Guideline CLTV of 70%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 725 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 16.17 years on job.

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 59.14% is less than Guideline LTV of 70%	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
858	XX	XX	XX	XX	XX	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/27/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	03/30/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 59.14% is less than Guideline CLTV of 70%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 725 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 16.17 years on job.

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 59.14% is less than Guideline LTV of 70%	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
867	XX	XX	XX	XX	XX	NV	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/27/2026	Resolved	FCRE1182	Credit	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary. Missing 1008 and Lender Approval.	Document Uploaded.	04/06/2026	Approval/Underwriting Summary is fully present; 1008 provided	04/07/2026	Qualifying DTI below max allowed. - Calculated DTI of 39.95% is less than Guideline DTI of 50%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 700.	C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
867	XX	XX	XX	XX	XX	NV	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/27/2026	Resolved	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $5771.53 are less than Guideline Required Reserves of $14744.61.	Audited Reserves of $5771.53 are equal to or greater than AUS Required Reserves of $0.	04/07/2026	Qualifying DTI below max allowed. - Calculated DTI of 39.95% is less than Guideline DTI of 50%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 700.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
867	XX	XX	XX	XX	XX	NV	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/27/2026	Resolved	FCRE1198	Credit	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Audited Reserves of 1.17 month(s) are less than Guideline Required Reserves of 3 month(s)	Audited Reserves of 1.17 month(s) are greater than or equal to Guideline Required Reserves of 0 month(s)	04/07/2026	Qualifying DTI below max allowed. - Calculated DTI of 39.95% is less than Guideline DTI of 50%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 700.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
867	XX	XX	XX	XX	XX	NV	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/27/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	03/30/2026	Qualifying DTI below max allowed. - Calculated DTI of 39.95% is less than Guideline DTI of 50%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 700.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
867	XX	XX	XX	XX	XX	NV	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/30/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	03/30/2026	Qualifying DTI below max allowed. - Calculated DTI of 39.95% is less than Guideline DTI of 50%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 700.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
884	XX	XX	XX	XX	XX	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/27/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	03/30/2026	Qualifying DTI below max allowed. - Calculated DTI of 34.42% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 778 is greater than Guideline minimum FICO of 700

																				Borrower has stable job time - Borrower has 7.27 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
884	XX	XX	XX	XX	XX	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/27/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	03/30/2026	Qualifying DTI below max allowed. - Calculated DTI of 34.42% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 778 is greater than Guideline minimum FICO of 700

																				Borrower has stable job time - Borrower has 7.27 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
884	XX	XX	XX	XX	XX	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/30/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	03/30/2026	Qualifying DTI below max allowed. - Calculated DTI of 34.42% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 778 is greater than Guideline minimum FICO of 700

																				Borrower has stable job time - Borrower has 7.27 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
860	XX		XX	XX	XX	XX	LA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/27/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	03/30/2026		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
860	XX		XX	XX	XX	XX	LA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/30/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	03/30/2026		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
860	XX		XX	XX	XX	XX	LA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/30/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	03/30/2026		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
881	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/30/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	03/31/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 772 is greater than Guideline minimum FICO of 680

Qualifying DTI below max allowed. - Calculated DTI of 33.43% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.07% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 69.07% is less than Guideline LTV of 80%

																				Borrower has stable job time - Borrower has 6.22 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
881	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/31/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	03/31/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 772 is greater than Guideline minimum FICO of 680

Qualifying DTI below max allowed. - Calculated DTI of 33.43% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.07% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 69.07% is less than Guideline LTV of 80%

																				Borrower has stable job time - Borrower has 6.22 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
881	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/31/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	03/31/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 772 is greater than Guideline minimum FICO of 680

Qualifying DTI below max allowed. - Calculated DTI of 33.43% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.07% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 69.07% is less than Guideline LTV of 80%

																				Borrower has stable job time - Borrower has 6.22 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
885	XX		XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/31/2026	Resolved	FCRE1201	Credit	Third Party Fraud Report not Provided	Missing Third Party Fraud Report Missing Third Party Fraud Report	Document Uploaded.	04/03/2026	Third Party Fraud Report is provided; Fraud provided	04/06/2026	Qualifying DTI below max allowed. - Calculated DTI of 14.83% is less than Guideline DTI of 55%	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
885	XX		XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/31/2026	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	Appraisal requirements not met, missing appraisal delivery receipt. Unable to downgrade. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Document Uploaded.	04/03/2026	Appraisal delivery provided; HPML compliant	04/03/2026	Qualifying DTI below max allowed. - Calculated DTI of 14.83% is less than Guideline DTI of 55%	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
885	XX		XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/31/2026	Resolved	finding-2962	Compliance	CA AB 260 Higher-Priced Mortgage Loan Test	Appraisal requirements not met, missing appraisal delivery receipt. Unable to downgrade. This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Document Uploaded.	04/03/2026	Appraisal delivery provided; HPML compliant	04/03/2026	Qualifying DTI below max allowed. - Calculated DTI of 14.83% is less than Guideline DTI of 55%	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
885	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/31/2026	Resolved	FCOM3531	Compliance	Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6))	Evidence of Appraisal Delivery to the Borrower Not Provided. Documentation required to clear exception: Evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date is required, but missing from the file. If borrower waived the 3 day timing requirement, provide an executed appraisal waiver and evidence the appraisal was received the day of close.

																Document Uploaded.	04/03/2026	Evidence of Appraisal Delivery to the Borrower Provided.	04/03/2026	Qualifying DTI below max allowed. - Calculated DTI of 14.83% is less than Guideline DTI of 55%	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
885	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/31/2026	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Documentation required to clear exception: Evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date is required, but missing from the file. If borrower waived the 3 day timing requirement, provide an executed appraisal waiver and evidence the appraisal was received the day of close.

																Document Uploaded.	04/03/2026	Evidence of appraisal delivery provided.	04/03/2026	Qualifying DTI below max allowed. - Calculated DTI of 14.83% is less than Guideline DTI of 55%	D	A	B	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
885	XX		XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/31/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	04/01/2026	Qualifying DTI below max allowed. - Calculated DTI of 14.83% is less than Guideline DTI of 55%	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
875	XX		XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/31/2026	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing Program guidelines require Employment or Source of Wealth documentation. Although, the loan application lists employment, no employment verification is included in the loan file. A signed Source of Wealth explanation is also not present. Please provide either employment verification supporting the employment listed on the loan application, or a signed Source of Wealth explanation.	Document Uploaded.	04/10/2026	Borrower 1 3rd Party VOE Prior to Close Was Provided; Lox provided.	04/13/2026	Borrower has stable job time - Borrower has 2.21 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 728 is greater than Guideline minimum FICO of 700	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
875	XX		XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/31/2026	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Verification of HOA dues for the Borrower’s investment property was not provided. Please provide documentation confirming the monthly HOA dues, or a Borrower statement confirming that no HOA dues apply.	Document Uploaded.	04/03/2026	Client provided First American Title Property Detail report. LM Updated.	04/06/2026	Borrower has stable job time - Borrower has 2.21 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 728 is greater than Guideline minimum FICO of 700	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
875	XX		XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/31/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	04/01/2026	Borrower has stable job time - Borrower has 2.21 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 728 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
875	XX		XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/01/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	04/01/2026	Borrower has stable job time - Borrower has 2.21 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 728 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
850	XX	XX	XX	XX	XX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/06/2026	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The signed consent disclosure is missing. Documentation required. 1st e-signed document in the file is dated 02/XX/2026; however, the file is missing proof of e-consent dated 02/XX/2026 or before.	Document Uploaded.	04/09/2026	Evidence of eConsent is provided.	04/09/2026	Borrower has stable job time - Borrower has 42.35 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 746 is greater than Guideline minimum FICO of 720.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 53.47% is less than Guideline CLTV of 90%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 53.47% is less than Guideline LTV of 90%	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
850	XX	XX	XX	XX	XX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/02/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	04/06/2026	Borrower has stable job time - Borrower has 42.35 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 746 is greater than Guideline minimum FICO of 720.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 53.47% is less than Guideline CLTV of 90%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 53.47% is less than Guideline LTV of 90%	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
850	XX	XX	XX	XX	XX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/02/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	04/06/2026	Borrower has stable job time - Borrower has 42.35 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 746 is greater than Guideline minimum FICO of 720.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 53.47% is less than Guideline CLTV of 90%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 53.47% is less than Guideline LTV of 90%	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
853	XX		XX	XX	XX	XX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/06/2026	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The signed consent disclosure is missing. Documentation required- First e-signed document in the file is dated 02/XX/2026; however, the file is missing proof of e-consent dated 02/XX/2026 or before.	Document Uploaded.	04/09/2026	Evidence of eConsent is provided.	04/09/2026	Borrower has stable job time - Borrower has 5.41 years on job.	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
853	XX		XX	XX	XX	XX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/02/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	04/06/2026	Borrower has stable job time - Borrower has 5.41 years on job.	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
853	XX		XX	XX	XX	XX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/02/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	04/06/2026	Borrower has stable job time - Borrower has 5.41 years on job.	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
852	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/07/2026	Cured	finding-3652	Compliance	Lender Credits That Cannot Decrease Test	This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(I) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(I). The final sum of specific and non-specific lender credits ($2,700.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($4,200.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(I).	Document Uploaded. ; Document Uploaded. The lock was extended prior to funding this loan. Please see attached COC form and email from Lock Desk regarding lock extension cost.; Document Uploaded.	04/17/2026	Cure package provided to borrower within 60 days of discovery. Exception downgraded to 2/B.; This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($3,200.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($4,200.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; COC is not allowed on a PCCD, consummation date 03/25/26 so CD issued 03/27/2026 is a PCCD and COC will not be accepted. Per SFA guidance, PCCDs will not be permitted to rebaseline fee tolerance amounts despite occurrence of a valid changed circumstance (see example in Comment 19(f)(2)(iii)-1(ii)). Cure required. ; Tolerances cannot be reset after consummation ( 3/25/2026); Cure required; TILA 130b Cure required: Cure of $500.00 required for decrease in Lender credits. Lender credit decreased from Final CD issued 03/27/26 to PCCD issued 03/27/26. The 03/27/26 CD is not considered to be the Final CD as the Mortgage has a Notary date of 03/25/26.	04/17/2026	Borrower has stable job time - Borrower has 3.23 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 52.91% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 52.91% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 712 is greater than Guideline minimum FICO of 660.

																				Qualifying DTI below max allowed. - Calculated DTI of 22.44% is less than Guideline DTI of 50%	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
852	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/07/2026	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The signed consent disclosure is missing. Documentation required to clear exception, The signed documents consent dated on or before 02/XX/26 is missing.	Document Uploaded.	04/09/2026	Evidence of eConsent is provided.	04/10/2026	Borrower has stable job time - Borrower has 3.23 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 52.91% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 52.91% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 712 is greater than Guideline minimum FICO of 660.

																				Qualifying DTI below max allowed. - Calculated DTI of 22.44% is less than Guideline DTI of 50%	C	B	B	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
852	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/07/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	04/07/2026	Borrower has stable job time - Borrower has 3.23 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 52.91% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 52.91% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 712 is greater than Guideline minimum FICO of 660.

																				Qualifying DTI below max allowed. - Calculated DTI of 22.44% is less than Guideline DTI of 50%	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
852	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/07/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	04/07/2026	Borrower has stable job time - Borrower has 3.23 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 52.91% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 52.91% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 712 is greater than Guideline minimum FICO of 660.

																				Qualifying DTI below max allowed. - Calculated DTI of 22.44% is less than Guideline DTI of 50%	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
854	XX	XX	XX	XX	XX	OR	ATR/QM: Exempt	Loan Review Complete	04/07/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational	04/07/2026	Borrower has stable job time - Borrower has 30.1 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 760.

																				Qualifying DTI below max allowed. - Calculated DTI of 25.34% is less than Guideline DTI of 50%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
854	XX	XX	XX	XX	XX	OR	ATR/QM: Exempt	Loan Review Complete	04/07/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	04/07/2026	Borrower has stable job time - Borrower has 30.1 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 760.

																				Qualifying DTI below max allowed. - Calculated DTI of 25.34% is less than Guideline DTI of 50%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
854	XX	XX	XX	XX	XX	OR	ATR/QM: Exempt	Loan Review Complete	04/07/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	04/07/2026	Borrower has stable job time - Borrower has 30.1 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 760.

																				Qualifying DTI below max allowed. - Calculated DTI of 25.34% is less than Guideline DTI of 50%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
863	XX	XX	XX	XX	XX	AL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/08/2026	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. No available score Third Party Valuation.	Document Uploaded.	04/09/2026	Third party valuation product provided within tolerance.; UCDP provided at 1.4	04/10/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 35.34% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 740.

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 35.34% is less than Guideline CLTV of 80%	C	A	C	A	A	A	C	A	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
863	XX	XX	XX	XX	XX	AL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/07/2026	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(I))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(I).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $385.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(I). TILA 130b Cure Required. Refund in the amount of $385.00; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $385.00 is due to the addition of Credit Verification Bundle Fee of $385.00 added to the Initial Closing Disclosure dated 3/XX/2026. There was no valid COC addressing the addition of the fee.
Document Uploaded.	04/09/2026	Valid COC received - exception resolved; Valid COC received - exception resolved	04/10/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 35.34% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 740.

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 35.34% is less than Guideline CLTV of 80%	C	A	C	A	A	A	C	A	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
863	XX	XX	XX	XX	XX	AL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/08/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	04/09/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 35.34% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 740.

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 35.34% is less than Guideline CLTV of 80%	C	A	A	A	A	A	C	A	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
855	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/13/2026	Resolved	FPRO0951	Property	Condo Approval Missing	Condo Approval Missing. Condo approval is Missing.	Document Uploaded.	04/16/2026	Condo Approval is provided.; Client provided Condo A esta on Form reflecting Fannie Mae Warrantable Condo, Project Type Q-Limited. Approval date 03/06/2026. LM Updated.	04/17/2026	Qualifying DTI below max allowed. - Calculated DTI of 29.28% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 776 is greater than Guideline minimum FICO of 740.

Borrower has stable job time - Borrower has 2.63 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 68.63% is less than Guideline LTV of 80%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.63% is less than Guideline CLTV of 80%	B	A	B	A	A	A	B	A	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
855	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/13/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	04/14/2026	Qualifying DTI below max allowed. - Calculated DTI of 29.28% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 776 is greater than Guideline minimum FICO of 740.

Borrower has stable job time - Borrower has 2.63 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 68.63% is less than Guideline LTV of 80%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.63% is less than Guideline CLTV of 80%	B	A	A	A	A	A	B	A	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
855	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/14/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	04/14/2026	Qualifying DTI below max allowed. - Calculated DTI of 29.28% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 776 is greater than Guideline minimum FICO of 740.

Borrower has stable job time - Borrower has 2.63 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 68.63% is less than Guideline LTV of 80%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.63% is less than Guideline CLTV of 80%	B	A	A	A	A	A	B	A	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
857	XX		XX	XX	XX	XX	FL	ATR/QM Exempt	Loan Review Complete	01/16/2026	Resolved	11027364976	Property	Flood Cert or Evidence not in a Flood Zone Missing	Missing Flood Vendor name in Flood Cert. document for subject Property: XX	XX: Flood Cert	2/4/2026	XX: Flood Cert received	02/04/2026		C	A	C	A	A	A	C	A	N/A	N/A	C	A	C	N/A	C	A	C	N/A	C	A	C	N/A	C	A	C	N/A	C	A	C	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
857	XX		XX	XX	XX	XX	FL	ATR/QM Exempt	Loan Review Complete	01/16/2026	Resolved	11027398256	Property	Hazard Insurance Missing or Defective	Hazard Insurance policy is missing mortgage clause after Lender's name. Please provide updated hazard policy with ISAOA/ATIMA verbiage after XX	XX: Hazard uploaded	2/10/2026	XX: Received Hazard Insurance	02/10/2026		C	A	C	A	A	A	C	A	N/A	N/A	C	A	C	N/A	C	A	C	N/A	C	A	C	N/A	C	A	C	N/A	C	A	C	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
876	XX		XX	XX	XX	XX	PA	ATR/QM Exempt	Loan Review Complete	03/10/2026	Resolved	92300205064-01	Credit	No Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
849	XX		XX	XX	XX	XX	NY	ATR/QM Exempt	Loan Review Complete	03/16/2026	Resolved	11519819519	Credit	Closing Documentation Missing or Defective	Missing executed Closing Package documents, including the Note, Mortgage, Personal Guaranty, Riders, and Closing Disclosure, is unsigned. Please provide the executed Closing Package.	XX: signed documents	3/18/2026	XX: Received signed closing package	03/19/2026		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
862	XX		XX	XX	XX	XX	OH	ATR/QM Exempt	Loan Review Complete	03/31/2026	Resolved	92300204879-01	Credit	No Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
889	XX		XX	XX	XX	XX	LA	ATR/QM Exempt	Loan Review Complete	04/01/2026	Resolved	92400203750-01	Credit	No Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
890	XX		XX	XX	XX	XX	RI	ATR/QM Exempt	Loan Review Complete	04/03/2026	Resolved	92400205060-01	Credit	No Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A